Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Balance on beginning	R$ 70,452
Balance on ending	151,737	R$ 70,452
Legal proceedings provision [member]
Provisions
Balance on beginning	39,368	28,118
Consitution / increase in provision	44,356	38,555
payment	(35,639)	(27,305)
Acquisitions through business combinations, other provisions	5,707
Balance on ending	53,792	39,368
Labor
Provisions
Balance on beginning	5,982	3,788
Consitution / increase in provision	5,494	3,429
payment	(2,919)	(1,235)
Acquisitions through business combinations, other provisions	5,367
Balance on ending	13,924	5,982
Civil
Provisions
Balance on beginning	33,386	24,330
Consitution / increase in provision	38,862	35,126
payment	(32,720)	(26,070)
Acquisitions through business combinations, other provisions	340
Balance on ending	39,868	33,386
Provision for Expected Credit Losses on Loan Commitments
Provisions
Balance on beginning	31,084
Balance on ending	97,945	R$ 31,084
Acquisition costs
Provisions
payment	(5,330)
Acquisition costs | Labor
Provisions
payment	(4,986)
Acquisition costs | Civil
Provisions
payment	R$ (344)